UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES
Investment Company Act file number     811-3906
                                       --------

     PC&J Performance Fund
     ---------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300     Dayton, OH  45402-1819
     -----------------------------------------------------------
     (Address of principal executive offices)          (Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, OH
     ----------------------------------------------------------------
45402-1819
----------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     12-31
                             -----

Date of reporting period:     12-31-2010
                              ----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.







PC&J PERFORMANCE
FUND

Financial Statements and Financial Highlights for
The Year Ended December 31, 2010, and Report of
Independent Registered Public Accounting Firm

------



PC&J PERFORMANCE FUND
---------------------

 ANNUAL REVIEW

Unaudited

MANAGEMENT  REVIEW  AND  ANALYSIS

The stock market generated its second straight year of gains in 2010 thanks to a new uptrend that began September 1. The S&P 500 Index was higher by 15.06% for the year, a dramatic improvement from the first eight months of 2010 that saw the Index down about 5% for the year-to-date through August. Prior to September, market sentiment was influenced by three negative macroeconomic issues. Investors were worried that the U.S. economy would fall into a double dip recession. At the same time, Europe's sovereign debt problems threatened the growth of the global economy. China's interest rate hikes, designed to reign in high inflation, added to those worries.

But those concerns began to fade as investors sensed an improvement in corporate earnings growth despite the macroeconomic difficulties. The rally that began in September received a boost as stocks reacted favorably to the Federal Reserve's November 3 monetary stimulus strategy, commonly referred to as QE2. The rally was also aided by the November elections, as investors felt the new Congress would be less likely to impose costly new regulations on business. Expectations of the extension of the Bush tax rates provided further enthusiasm for the stock market into year-end.

The Performance Fund (the "Fund") ended the year up 12.46%. For the second year in a row, higher quality companies did not perform as well as lower quality companies. The Fund also reduced the valuation of one of its closely held investments to reflect the company's delay in obtaining additional capital.




                              1 Year   5 Years   10 Years

Performance Fund               12.46%     1.56%     -0.74%

S&P 500 Index                  15.06%     2.29%      1.40%



Last year, we experienced a sub-par economic recovery, which did not translate into a sub-par recovery in corporate profits. The managements of many of the companies that suffered badly during the recession slashed expenses and were able to report surprisingly good earnings. Better than expected foreign revenue also gave a boost to the bottom line as corporate profits grew about 35% in 2010 over 2009.

Corporations are poised to build on those gains in the coming year, as the rate of growth in the U.S. economy seems to be picking up. In addition, corporate balance sheets have not been this strong in years. U.S. companies hold an estimated $1 trillion in cash. As companies gain more confidence in the recovery, we anticipate they will use that cash hoard to fund capital spending, acquisition and share-repurchase programs. Furthermore, valuations appear reasonable, especially for quality growth stocks. According to Fortune magazine, the top 44 companies of the S&P 500 ranked by earnings growth have seen their earnings grow by at least 20% over the past three years. However, the average price/earnings (p/e) ratio for those 44 companies is 18.6 times earnings, while the p/e ratio for the 44 stocks in the index with the worst three-year earnings growth is 19.3 times. Increased capital spending, higher corporate earnings and reasonable valuations for quality growth stocks should support higher stock prices, at least in the first half of 2011.


                        PERFORMANCE FUND EXPENSE RATIO*

Per May 1, 2010 Prospectus           1.71%
Per December 31, 2010 Annual Report  1.60%



* The expense ratio stated in the May 1, 2010 Prospectus includes acquired fund fees and expenses as required by Form N-1A. The expense ratio stated in the December 31, 2010 Annual Report includes only operating expenses of the Performance Fund.


                          GROWTH OF $10,000 INVESTMENT



                              PERFORMANCE    S&P 500
                                   GROWTH     GROWTH

                          2000     10,000     10,000
                          2001      8,226      8,810
                          2002      6,307      6,861
                          2003      7,757      8,819
                          2004      8,324      9,779
                          2005      8,596     10,259
                          2006      9,326     11,880
                          2007     11,051     12,532
                          2008      7,003      7,895
                          2009      8,258      9,984
                          2010      9,287     11,488



TOTAL RETURNS AND THE GROWTH OF A $10,000 INVESTMENT ARE BASED ON PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE. THE VALUE OF YOUR SHARES WILL FLUCTUATE AND WILL BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST AT THE TIME OF REDEMPTION. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND
SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 888.223.0600.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010



                                            PERCENT
                                             OF NET       NUMBER OF
SECURITY                                     ASSETS        SHARES        VALUE
----------------------------------------    --------      ---------    ----------
----------------------------------------

COMMON STOCKS AND EXCHANGE
   TRADED FUNDS

Consumer Discretionary:                        15.4%
 Advance Auto Parts Inc.                                      3,000    $  198,450
 Chipotle Mexican Grill Inc. 1                                1,000       212,660
 Coach Inc.                                                   1,000        55,310
 Dollar Tree Inc. 1                                           5,500       308,440
 Fossil Inc. 1                                                4,000       281,920
 Las Vegas Sands Corp. 1                                      2,000        91,900
 McDonalds Corp.                                              3,000       230,280
 O'Reilly Automotive Inc. 1                                   3,000       181,260
 Panera Bread Co. 1                                           1,500       151,815
 Royal Caribbean Cruises Ltd. 1                               2,000        94,000
 Scripps Networks Interactive Inc.                            2,000       103,500
 Steven Madden Ltd. 1                                         6,500       271,180
 Tempur Pedic International Inc. 1                            3,000       120,180
 Wynn Resorts Ltd.                                            2,500       259,600

                                                                        2,560,495


Consumer Staples:                               5.5
 Companhia De Bebidas                                        12,500       387,875
 Herbalife Ltd.                                               2,000       136,740
 Procter & Gamble Co.                                         2,000       128,660
 Ulta Salon Cosmetics & Fragrance Inc. 1                      8,000       272,000

                                                                          925,275


Energy:                                        12.6
 Chevron Corp.                                                3,000       273,750
 Concho Resources Inc. 1                                      3,500       306,845
 Exxon Mobil Corp.                                            1,500       109,680
 Market Vectors Coal ETF 2                                    5,000       236,200
 Newfield Exploration Co. 1                                   3,500       252,385
 SPDR Energy Select Sector 2                                 10,000       682,500
 Whiting Petroleum Corp. 1                                    2,000       234,380

                                                                        2,095,740


Financial Services:                             5.2
 American Express Co.                                         2,000        85,840
 Anworth Mortgage Asset                                       7,000        49,000
 CB Richard Ellis Group Inc. 1                               12,000       245,760
 Capstead Mortgage Corp.                                      5,000        62,950
 Citigroup Inc. 1                                             7,000        33,110
 Cypress Sharpridge Investments                              14,000       180,740
 Huntington Bancshares Inc.                                  22,000       151,140

See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2010



                                             PERCENT
                                              OF NET       NUMBER OF
SECURITY                                      ASSETS        SHARES        VALUE
-----------------------------------------    --------      ---------    ----------
-----------------------------------------

Financial Services (continued):
 iShares Dow Jones U.S. Real Estate 2                          1,000    $   55,960

                                                                           864,500


Healthcare:                                      8.7%
 Alexion Pharmaceuticals Inc. 1                                6,000       483,300
 Illumina Inc. 1                                               3,000       190,020
 Mettler Toledo International Inc. 1                           1,500       226,815
 Salix Pharmaceuticals Ltd. 1                                  2,000        93,920
 United Therapeutics Corp. 1                                   4,000       252,880
 Valeant Pharmaceuticals International                         7,123       201,510

                                                                         1,448,445


Industrials:                                    10.4
 Caterpillar Inc.                                              4,000       374,640
 Cummins Inc.                                                  1,500       165,015
 Deere & Co.                                                   5,000       415,250
 Honeywell International Inc.                                  3,000       159,480
 Sionix Corp. 1, 3, 5, 6                                   1,250,003        62,500
 Stericycle Inc. 1                                             5,000       404,600
 United Technologies Corp.                                     2,000       157,440

                                                                         1,738,925


Materials:                                       8.4
 Agrium Inc.                                                   1,000        91,750
 CF Industries Holdings Inc.                                   1,500       202,725
 Freeport-McMoRan Copper & Gold Inc.                           1,500       180,135
 LyondellBasell Industries 1                                   8,000       275,200
 SPDR Gold Trust 1, 2                                          3,000       416,160
 Silver Wheaton Corp. 1                                        6,000       234,240

                                                                         1,400,210


Technology:                                     26.2
 Acme Packet Inc.                                              5,000       265,800
 American Tower Corp.                                          2,000       103,280
 Amphenol Corp.                                                4,000       211,120
 Apple Inc.                                                      700       225,792
 Broadcom Corp.                                                2,000        87,100
 Check Point Software Technologies Ltd. 1                      9,000       416,340
 Cognizant Technology Solutions Corp. 1                        6,500       476,385
 E M C Corp. 1                                                 7,000       160,300
 F5 Networks Inc. 1                                            3,000       390,480
 Google Inc. 1                                                   295       175,221
 Informatica Corp. 1                                           8,000       352,240



See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2010



                                                PERCENT
                                                 OF NET       NUMBER OF
SECURITY                                         ASSETS        SHARES         VALUE
--------------------------------------------    --------      ---------    -----------
--------------------------------------------

Technology (continued):
 International Business Machines Corp.                            1,300    $   190,788
 Netapp Inc. 1                                                    2,000        109,920
 Oracle Corp.                                                    14,000        438,200
 PowerShares QQQ Trust 2                                          1,000         54,460
 Riverbed Technology Inc. 1                                       8,000        281,360
 Rovi Corp. 1                                                     7,000        434,070

                                                                             4,372,856

Diversified Indexed Trusts:                         2.1%
 iShares Inc. MSCI Canada Index 2                                 3,850        119,350
 iShares Inc. MSCI South Korea Index 2                            2,000        122,380
 iShares MSCI All Peru Capped Index 2                             2,000        100,720

                                                                               342,450

TOTAL COMMON STOCKS AND
   EXCHANGE TRADED FUNDS
 (Cost $12,519,788)                                94.5                     15,748,896


WARRANTS                                            0.0
 Cambridge Holdings Ltd. Warrants 1,3,4                          11,599              0
 9-15-2015 (Cost $0)
 Prescient Medical Inc Pfd B Warrants 1,3,4                       5,000              0
 2-14-2013 (Cost $0)
 Prescient Medical Inc Pfd C Warrants 1,3,4                      37,222              0
 4-14-2014 (Cost $0)
 Sionix Corporation Warrants 1,3,4                              416,666              0
 8-30-2015 (Cost $0)
 Sionix Corporation Warrants 1,3,4                              208,335              0
 10-13-2015 (Cost $0)


TOTAL WARRANTS
 (Cost $0)                                                                           0


CONVERTIBLE PREFERRED STOCK                         0.4
 Prescient Convertible Pfd Series C 1,3,4                        78,157         64,089
       (Cost $234,010)






See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Concluded)
DECEMBER 31, 2010



                                                     PERCENT
                                                      OF NET       NUMBER OF
SECURITY                                              ASSETS       SHARES/PAR       VALUE
-------------------------------------------------    --------      ----------    -----------
-------------------------------------------------

CONVERTIBLE BONDS                                        0.1%
 Cambridge Holdings Ltd. 1,3,4
            6.000%, due 06-30-11                                       28,999    $    23,779
       (Cost $23,779)


CONVERTIBLE BONDS TRUST                                  0.8
 ACP HyperActive Technologies Trust 1,3,4
            8.000%, due 06-30-12                                      125,000        124,956
            Consists of HyperActive Technologies
            Inc. Convertible Note
            (Cost $125,000)


MUTUAL FUNDS                                             3.8
 First American Treasury Oblig. Fund                                  129,584        129,584
 Vanguard Money Market Reserves                                       500,000        500,000


TOTAL MUTUAL FUNDS
 (Cost $629,584)                                                                     629,584


TOTAL INVESTMENTS
 (Cost $13,532,161) 7                                   99.6                      16,591,304


ASSETS LESS OTHER LIABILITIES                            0.4                          69,609


NET ASSETS                                             100.0%                    $16,660,913





1  Non-income producing security.
2 Exchange Traded Funds, or baskets of stocks giving exposure to certain industry, style & country segments.
3 Security has been deemed illiquid. At December 31, 2010, the aggregate value of illiquid securities was $275,324, which is 1.7% of the Fund's net assets.
4  Security valued according to "good faith pricing" guidelines.  (See Note A)
5 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2010, the aggregate amount of Rule 144A securities was $62,500, which is 0.4% of the Fund's net assets.
6 Security is restricted. 833,333 shares were acquired on August 20, 2010 at a cost of $50,000. 416,670 shares were acquired on October 12, 2010 at a cost of $25,000. At December 31, 2010, the aggregate amount of restricted securities was $62,500, which is 0.4% of the Fund's net assets.
7 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation. (See Note D)

See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2010




ASSETS:
Investments in securities, at value
 (Cost basis - $13,532,161) (Notes A & D)                        $16,591,304

Receivables:
 Dividends and interest                                               28,459
 Fund shares sold                                                      1,000
 Securities sold                                                     370,093

             Total receivables                                       399,552


Total assets                                                      16,990,856


LIABILITIES:

Payables:
 Accrued expenses (Note B)                                           (22,601)
 Securities purchased                                               (307,342)

             Total payables                                         (329,943)


NET ASSETS                                                       $16,660,913



SHARES OUTSTANDING (Unlimited authorized shares):
 Beginning of year                                                   900,662
 Net decrease (Note C)                                               (90,757)

 End of year                                                         809,905




NET ASSET VALUE, offering price and redemption price per share   $     20.57



NET ASSETS CONSIST OF:
 Paid in capital                                                 $13,599,727
 Net unrealized appreciation on investments                        3,059,143
 Undistributed net investment income                                     139
 Accumulated net realized gain on investments                          1,904

 Net Assets                                                      $16,660,913







See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010



INVESTMENT INCOME (Note A):
 Dividends                                                          $  264,740
 Interest                                                               13,630

Total investment income                                                278,370


EXPENSES (Note B):
 Investment advisory fee                                               165,559
 Management fee                                                         99,336

Total expenses                                                         264,895


NET INVESTMENT INCOME                                                   13,475


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note D):
 Net realized gain on investments                                    1,837,863
 Change in net unrealized appreciation/depreciation of investments     109,360

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                      1,947,223


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $1,960,698






















See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

STATEMENTS OF CHANGES IN NET ASSETS




                                                        For The Years Ended December 31,
                                                        2010              2009

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income                                  $    13,475       $    83,467
 Net realized gain/(loss) on investments                  1,837,863          (949,307)
 Change in net unrealized appreciation/depreciation
      of investments                                        109,360         3,609,794

Net increase in net assets resulting from operations      1,960,698         2,743,954


DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income                                 (15,127)         (104,038)
 From net realized gain on investments                     (376,189)                -

Decrease in assets from distributions to shareholders      (391,316)         (104,038)


DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS (Note C)                                    (1,781,004)       (1,701,139)

Total increase/(decrease) in net assets                    (211,622)          938,777

NET ASSETS:
 Beginning of year                                       16,872,535        15,933,758


 End of year                                            $16,660,913       $16,872,535




UNDISTRIBUTED NET INVESTMENT INCOME                     $       139       $     1,791




















See notes to financial statements.

PC&J PERFORMANCE FUND
---------------------

NOTES TO FINANCIAL STATEMENTS
FOR THE YEAR ENDED DECEMBER 31, 2010


A.  SUMMARY  OF  SIGNIFICANT  ACCOUNTING  POLICIES

PC&J Performance Fund (the "Fund") commenced operations on December 23, 1983, as a no-load, open-end, diversified investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is long-term growth of capital.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(1) Security Valuations - Securities that are traded on any national exchange, including common stocks and exchange traded funds, are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market, including common stocks and exchange traded funds, are generally valued at the NASDAQ Official Closing Price. Mutual funds are valued at the net asset value of their shares on each business day. Securities may be valued on the basis of prices furnished by a pricing service when Parker Carlson & Johnson, Inc. (the
"Adviser") believes such prices accurately reflect the fair value of such securities. If the Adviser decides that the last sale price, last bid price, or NASDAQ Official Closing Price does not accurately reflect current value and therefore market quotations are not readily reliable, the security is valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the "Trustees") (warrants, convertible preferred stocks, convertible bonds trust and convertible bonds). It is incumbent upon the Adviser to consider all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for the securities upon their current sale. Methods which are in accordance with this principle may, for example, be based on inputs such as a multiple of earnings, or a discount from market of a similar, freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value for an illiquid security of a company may be determined using input from firms having detailed knowledge of the company, not only of the company's current operating capability but knowledge also of the favorable or unfavorable future impact of current business alliances. Fair value of an illiquid security may also be determined to be the price at which the company completes the most recent sale of securities in a private offering.

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level  1  -  quoted  prices  in  active  markets  for  identical  securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Observable inputs may also include benchmark yields, reported trades, broker quotes, benchmark securities and bid/offer quotations.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2010


Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments). Level 3 securities are generally unique investment structures that have no widely adopted benchmarks. Factors involved in valuation may include the type of security, recent financial results, cost at the date of purchase, and information as to any transactions or offers with respect to the security.

In January 2010, the Financial Accounting Standards Board issued Accounting Standard Update (ASU) No. 2010-06 "Improving Disclosures about Fair Value Measurements". This ASU adds new disclosures about the amounts and reason for significant transfers in and out of Level 1 and Level 2 as well as inputs and valuation techniques used to measure fair value that fall in either Level 2 or Level 3, and information on purchases, sales, issuance and settlement on a gross basis in the reconciliation of activity in Level 3. Certain portions of the ASU are effective for fiscal years beginning after December 15, 2009 and December 15, 2010. Management adopted the portions effective for the current period and is evaluating the impact adoption will have on the Fund's financial statement disclosures for portions effective in future periods.

There  were  no  significant  transfers  in  and  out  of  Levels  1  and  2.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's securities as of December 31, 2010.




                                         Level 1  Level 2   Level 3     Total
Security Type                            Investments in Securities ($000)
Common Stocks and Exchange Traded Funds  $15,749  $      -  $      -  $15,749
Warrants                                       -         -         -        -
Convertible Preferred Stock                    -         -        64       64
Convertible Bonds                              -         -        24       24
Convertible Bonds Trust                        -         -       125      125
Mutual Funds                                 629         -         -      629
Total                                    $16,378  $      -  $    213  $16,591
                                         -------  --------  --------  -------

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2010




                                                                             Measurements
                                                                   Using Unobservable Inputs ($000)
                                                                              (Level 3)

                                                                              Securities
-----------------------------------------------------------------

Beginning Balance December 31, 2009                                               $ 348

Total gains or losses (realized/unrealized) included in earnings                   (159)

Purchases, sales, issuances, and settlements (net)                                   24

Transfers in and/or out of Level 3                                                    -

Ending Balance December 31, 2010                                                  $ 213

The amount of total gains or losses for the period
included in earnings (or changes in net assets)
attributable to the change in unrealized gains or losses
relating to assets still held at the reporting date                               $(159)
                                                                                  ======




(2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to continue to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all, or substantially all, of its net investment income and net realized gains on security transactions. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. As of December 31, 2010, the Fund has no capital loss carry forward. The capital loss carry forward from 2009 was fully utilized.

(3) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the specific lot method. Dividends to shareholders from net investment income and net realized capital gains, if any, generally are declared and paid annually, but can be more frequent. Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued daily.

The Fund indemnifies the Trustees and officers of the Fund for certain liabilities that might arise from the performance of their duties to the Fund. The Fund's maximum exposure under these arrangements is not known; however, the Fund has not had prior claims or losses pursuant to these arrangements and expects the risk of loss to be remote.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2010

B.  INVESTMENT  ADVISORY  AGREEMENT  AND  MANAGEMENT  AGREEMENT

     The Fund has an investment advisory agreement (the "Agreement") with the Adviser, whereby the Fund pays the Adviser a monthly advisory fee, accrued daily, based on an annual rate of 1.0% of the daily net assets of the Fund. Investment advisory fees were $165,559 for the year ended December 31, 2010.

The Fund has a management agreement with PC&J Service Corp. ("Service Corp."), which is wholly owned by the shareholders of the Adviser. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Adviser, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions), including Trustee fees of $4,000 for the year ended December 31, 2010.

Service Corp. is entitled to a monthly fee, accrued daily, based on an annual rate of 0.6% of the daily net assets of the Fund. Management fees were $99,336 for the year ended December 31, 2010.

Certain officers and Trustees of the Fund are officers and directors, or both, of the Adviser and of Service Corp.



C.   CAPITAL SHARE TRANSACTIONS
                                     For the Year Ended      For the Year Ended
                                      December 31, 2010      December 31, 2009


                                     Shares     Dollars        Shares       Dollars
                                     ------    ------------    ---------    ----------
     Subscriptions                   76,192     $ 1,421,774    60,043     $   987,376
     Reinvestment of distributions   18,987         391,316     5,511         104,038

                                     95,179       1,813,090    65,554       1,091,414
     Redemptions                   (185,936)     (3,594,094) (162,303)     (2,792,553)

     Net increase (decrease)        (90,757)    $(1,781,004)  (96,749)    $(1,701,139)



D.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the year ended December 31, 2010, aggregated $27,660,778 and $30,228,185, respectively.

At December 31, 2010, gross unrealized appreciation on investments was $3,255,076 and gross unrealized depreciation on investments was $195,933 for a net unrealized appreciation of $3,059,143 for financial reporting and federal income tax purposes.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES TO FINANCIAL STATEMENTS (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2010

E.  FEDERAL  TAX  DISCLOSURE

                      Tax Character of Distributions Paid



        For the Year Ended December 31, 2010                  For the Year Ended December 31, 2009
       -------------------------------------                  -------------------------------------

Ordinary Income   Capital Gains   Total Distribution   Ordinary Income   Capital Gains   Total Distribution
-------------------------------------  -------------------------------------  -------------------  ---------
$        15,127   $     376,189   $          391,316   $       104,038   $           0   $          104,038
===============   =============   ==================   ===============   =============   ===================






Tax Basis of Distributable Earnings
As of December 31, 2010

------------------------------------

Undistributed     Undistributed
Ordinary          Accumulated       Unrealized
Income            Realized Gains    Appreciation
-------------     --------------    ------------
$         139     $        3,797    $  3,057,250
=============    ===============    ============

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2007-2010) and has concluded that no provision for uncertain tax benefits or expenses is required in these financial statements.



F. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the date of issuance of the financial statements and determined that no events have occurred that require disclosure



G. OTHER FEDERAL TAX INFORMATION (UNAUDITED)

The percentage of ordinary income dividends that is eligible for the reduced rate attributed to qualified dividend income under the Jobs and Growth Tax Relief & Reconciliation Act of 2003 is 100%.

PC&J PERFORMANCE FUND
---------------------

FINANCIAL HIGHLIGHTS




Selected Data for Each Share of Capital    For The Years Ended December 31,
Stock Outstanding Throughout the Year       2010         2009        2008          2007         2006
                                          --------    ---------    ----------    --------   ---------
NET ASSET VALUE-BEGINNING OF YEAR         $  18.73     $ 15.98     $  25.27     $   23.22     $ 24.35

Income from investment operations:
   Net investment income (loss)               0.02        0.09         0.03         (0.04)       0.16
   Net realized and unrealized
      gain (loss) on securities               2.32        2.77        (9.29)         4.35        1.86

TOTAL FROM INVESTMENT OPERATIONS              2.34        2.86        (9.26)         4.31        2.02

Less distributions:
   From net investment income                (0.02)      (0.11)       (0.01)        (0.00) 1    (0.16)
   From net realized gain
     on investments                          (0.48)          -        (0.02)        (2.26)      (2.99)

TOTAL DISTRIBUTIONS                          (0.50)      (0.11)       (0.03)        (2.26)      (3.15)

NET ASSET VALUE-END OF YEAR               $  20.57     $ 18.73     $  15.98     $   25.27     $ 23.22


TOTAL RETURN                                 12.46%      17.92%     (36.63%)        18.50%       8.49%

RATIOS TO AVERAGE NET ASSETS
   Expenses                                   1.60%       1.60%        1.60%         1.60%       1.60%
   Net investment income (loss)               0.08%       0.53%        0.14%       (0.14)%       0.59%

Portfolio turnover rate                     182.11%     144.93%      108.94%        78.54%     112.06%

Net assets at end of year (000's)         $ 16,661     $16,873     $ 15,934     $  27,200     $28,365


1 Less than ($.005) per share












See  notes  to  financial  statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of PC&J Performance Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PC&J Performance Fund (the "Fund") as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and the broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PC&J Performance Fund as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Cincinnati, Ohio
February 25, 2011

PC&J PERFORMANCE FUND
---------------------

ADDITIONAL INFORMATION
FOR THE YEAR ENDED DECEMBER 31, 2010 (Unaudited)


FUND  EXPENSES

As a shareholder of the Fund, you incur ongoing costs, including management fees and investment advisory fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period (July 1, 2010) and held for the entire period through December 31, 2010.

                                Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.





                                                      Ending Account
                          Beginning Account Value         Value          Expenses Paid
                                July 1, 2010        December 31, 2010   During Period*

Actual
                          $              1,000.00  $         1,194.78  $          8.85

Hypothetical (5% return
before expenses)          $              1,000.00  $         1,017.14  $          8.13



* Expenses are equal to the Fund's annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 (to reflect the one-half year period).

PC&J PERFORMANCE FUND

ADDITIONAL INFORMATION (Concluded)
FOR THE YEAR ENDED DECEMBER 31, 2010 (Unaudited)


PORTFOLIO  CHARACTERISTICS




                               % OF NET
INDUSTRY SECTOR                 ASSETS
                               ---------
-----------------------------


Consumer Discretionary             15.4%
Consumer Staples                    5.5
Energy                             12.6
Financial Services                  5.2
Healthcare                          8.7
Industrials                        10.4
Materials                           8.4
Technology                         26.2
Diversified Indexed Trusts          2.1
Convertible Preferred Stocks        0.4
Convertible Bonds                   0.1
Convertible Bonds Trust             0.8
Mutual Funds                        3.8
Assets less other liabilities       0.4
Total                             100.0%
                               ---------


PC&J PERFORMANCE FUND
---------------------

FUND TRUSTEES DISCLOSURE
(Unaudited)


The responsibility for management of the Fund is vested in its Board of Trustees, which, among other things, is empowered by the Fund's Declaration of Trust to elect officers of the Fund and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management.

The following table provides information regarding each Trustee who is not an "interested person" of the Fund, as defined in the Investment Company Act of 1940, as amended.




                                                       NUMBER OF PORTFOLIOS
                        POSITION(S) IN    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS   FUND COMPLEX**   TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  --------------  -------------  --------------------
----------------------

John W. Lohbeck
c/o PC&J Service Corp.
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402                      Trustee since
Year of Birth: 1949     Trustee                  2008                     2
----------------------  --------------  -------------  --------------------






PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS
                                                             OTHER DIRECTORSHIPS HELD BY TRUSTEE
                                                             -----------------------------------
-----------------------------------------------------------

From September 2005 to present, consultant with Battelle &
Battelle LLP (CPA firm); from December 1990 to August
2005, COO of Wagner Smith Co. (commercial electrical
contracting firm)                                            None
-----------------------------------------------------------  -----------------------------------






                                                       NUMBER OF PORTFOLIOS
                        POSITION(S) IN    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS   FUND COMPLEX**   TIME SERVED   OVERSEEN  BY TRUSTEE
----------------------  --------------  -------------  --------------------
----------------------

Laura B. Pannier
c/o PC&J Service Corp.
300 Old Post Office
120 West Third Street
Dayton, Ohio 45402                      Trustee since
Year of Birth: 1954     Trustee                  2003                     2
----------------------  --------------  -------------  --------------------






PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS            OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------  -----------------------------------
---------------------------------------------------

Not presently employed; from May 1988 to May 1997,
partner with Deloitte & Touche LLP (CPA firm)        None
---------------------------------------------------  -----------------------------------




**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

PC&J  PERFORMANCE  FUND
-----------------------

FUND TRUSTEES DISCLOSURE (Concluded)
(Unaudited)


The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended, and each officer of the Trust.



                                                            NUMBER OF PORTFOLIOS
                           POSITION(S) HELD    LENGTH OF     IN FUND COMPLEX**
NAME, AGE AND ADDRESS         WITH FUND       TIME SERVED   OVERSEEN  BY TRUSTEE
                           ----------------  -------------  --------------------
-------------------------


Kathleen A. Carlson, CFA*                    Treasurer and
c/o PC&J Service Corp.                       Trustee since
300 Old Post Office        Treasurer, Chief    1985; Chief
120 West Third Street      Compliance        Compliance
Dayton, Ohio 45402         Officer and       Officer since
Year of Birth: 1955        Trustee                    2004                     2
-------------------------  ----------------  -------------  --------------------





PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------------------------------------  -----------------------------------
-------------------------------------------------------

President of the Adviser and PC&J Service Corp. since
1998; Treasurer and Director of the Adviser since 1982;
Chief Compliance Officer of the Adviser since 2004.      None
-------------------------------------------------------  -----------------------------------





                                                           NUMBER OF PORTFOLIOS
                        POSITION(S) HELD     LENGTH OF      IN FUND COMPLEX**
NAME, AGE AND ADDRESS      WITH FUND        TIME SERVED    OVERSEEN  BY TRUSTEE
----------------------  ----------------  ---------------  --------------------
----------------------

                                          Secretary and
James M. Johnson, CFA*                    Trustee since
c/o PC&J Service Corp.                              1985;
300 Old Post Office     President,        President since
120 West Third Street   Secretary,                  2005;
Dayton, Ohio 45402      Chairman and      Chairman since
Year of Birth: 1952     Trustee                      2010                     2
----------------------  ----------------  ---------------  --------------------





PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
---------------------------------------------------------  -----------------------------------
---------------------------------------------------------

Secretary and Director of the Adviser and PC&J Service
Corp. since 1982; Chief Investment Officer of the Adviser
since 1982.                                                None
---------------------------------------------------------  -----------------------------------




* Ms. Carlson and Mr. Johnson are "interested persons" of the Fund because they are officers of the Fund and officers and shareholders of the Adviser, and own in the aggregate a controlling interest in the Adviser and PC&J Service Corp., the Fund's transfer agent.
**The term "Fund Complex" refers to the PC&J Performance Fund and the PC&J Preservation Fund.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at (888) 223-0600.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent 12-month period ended June 30 are available without charge: (1) upon request by calling toll free at (888) 223-0600 or (2) from the Fund's documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained
by  calling   1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.


(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)     Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


(a) The registrant's board of trustees has determined that Laura B. Pannier is an audit committee financial expert. Ms. Pannier is independent for purposes of this Item 3.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


(a)     AUDIT FEES
        ----------

     FY 2009          $ 19,250
     FY 2010          $ 20,000






(b)     AUDIT-RELATED FEES
        ------------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2009          $ None                    $ None
     FY 2010          $ None                    $ None
     Nature of the fees:     N/A


(c)     TAX FEES
        --------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2009          $ 2,100                         $ None
     FY 2010          $ 2,200                         $ None
     Nature of the fees:     Federal and Excise Tax Returns


(d)     ALL OTHER FEES
        --------------

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2009          $ None                         $ None
     FY 2010          $ None                         $ None



(e)     (1)     AUDIT COMMITTEE'S PRE-APPROVAL POLICIES
                ---------------------------------------

     The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.


(2)     PERCENTAGES OF SERVICES APPROVED BY THE AUDIT COMMITTEE
        -------------------------------------------------------

                         Registrant               Parker Carlson & Johnson
                         ----------               ------------------------

Audit-Related Fees:      None                    None
Tax Fees:                None                    None
All Other Fees:          None                    None

None of the services described in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. All non-audit services were pre-approved by the audit committee pursuant to paragraph (c)(7)(i) (A) of Rule 2-01 of Regulation S-X.

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                    Registrant                    Parker Carlson & Johnson
                    ----------                    ------------------------

     FY 2009          $ 2,100                         $ None
     FY 2010          $ 2,200                         $ None

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.



ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.  Not applicable - schedule filed with Item 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. Not applicable.


ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.


ITEM 9. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of December 31, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PC&J Performance Fund
---------------------

By
/s/
---
     Kathleen A. Carlson, Treasurer

Date     February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/
---
     James M. Johnson, President

Date     February 23, 2011

By
/s/
---
     Kathleen A. Carlson, Treasurer

Date     February 23, 2011